JPMORGAN TRUST I

J.P. Morgan Funds

JPMorgan Commodities Strategy Fund

Prospectuses dated March 1, 2017, as supplemented

J.P. Morgan International Equity Funds

JPMorgan International Equity Fund

Prospectuses dated March 1, 2017, as supplemented

J.P. Morgan Specialty Funds

JPMorgan Research Market Neutral Fund

Prospectus dated March 1, 2017, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Mid Cap Equity Fund

Prospectuses dated November 1, 2016, as supplemented

JPMORGAN TRUST II

J.P. Morgan U.S. Equity Funds

JPMorgan Intrepid Mid Cap Fund

JPMorgan Large Cap Growth Fund

JPMorgan Market Expansion Enhanced Index Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Multi-Cap Market Neutral Fund

Prospectuses dated November 1, 2016, as supplemented

(All Share Classes)

Supplement dated May 24, 2017

to the Prospectuses as dated above, as supplemented

The distribution policy for each of the Funds listed above has changed. Effective immediately, each Fund will generally distribute net investment income, if any, at least annually instead of quarterly. All references to the Funds’ distribution policies are hereby modified.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

SUP-DIST-517